7. OPERATING EXPENSES (Details) - CAD CAD in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Expenses
Compensation and employee benefits	[1]	CAD 85,135	CAD 71,841	CAD 65,819
Other operating expenses	[2]	42,895	39,359	41,947
Cost of sales	[3]	59,657	63,723	76,513
Operating expenses		CAD 187,687	CAD 174,923	CAD 184,279

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation. The balance for the year ended December 31, 2017 included $14.2 million of expenses associated with a special payment to stock option holders, including associated benefit expenses. There were no expenses for the special payment recognized in the year ended December 31, 2016 and 2015.
[2]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs.
[3]	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company's obligations under customer contracts.